Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Earnings per share [abstract]
Loss for the period	£ (5,357)	£ (6,394)
Basic and diluted weighted average number of shares	32,227	31,811
Basic and diluted loss per share	£ (0.17)	£ (0.20)